N-2	Oct. 09, 2026
Cover [Abstract]
Entity Central Index Key	0001566388
Amendment Flag	false
Securities Act File Number	333-299195
Investment Company Act File Number	811-22791
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	10
Entity Registrant Name	DOUBLELINE INCOME SOLUTIONS FUND
Entity Address, Address Line One	2002 North Tampa Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	213
Local Phone Number	633-8200
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Exhibits Only, 462(d), File Number	333-299195
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2002 North Tampa Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
Contact Personnel Name	Ronald R. Redell